Trade and Other Payables - Schedule of Currency Profiles of the Group’s Trade and Other Payables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 12,990,458	$ 1,672,368	$ 27,376,032
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	9,892,666	1,273,564	27,376,032
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 3,097,792	$ 398,804